SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices, Description of Appropriations to Surplus Reserve	Appropriations to the statutory surplus reserve are required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities registered capital.
Shipping, Handling and Transportation Costs	$ 89,027	$ 1,112,599	$ 0
Property, Plant and Equipment, Salvage Value, Percentage	5.00%